SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 28, 2025	Jan. 22, 2025	Dec. 31, 2024	Mar. 14, 2025
Dividends [Abstract]
Dividend declared (in dollars per share)			$ 0.4
Subsequent Event [Member] | Dividend Declared 2024 Q4 [Member]
Dividends [Abstract]
Dividend declare date	Feb. 28, 2025
Dividend declared (in dollars per share)	$ 0.06
Dividend paid	$ 12.7
Dividend paid date	Mar. 25, 2025
Subsequent Event [Member] | Suezmax Tanker, Nordic Apollo 2003-build [Member]
Purchase and Sale of Vessels [Abstract]
Sale price of vessel		$ 22.9
Gain on sale of vessels		$ 9.0
Subsequent Event [Member] | Purchase One 2016-build Suezmax Tanker [Member]
Purchase and Sale of Vessels [Abstract]
Purchase price of vessels	$ 66.0
Subsequent Event [Member] | Purchase Second 2016-build Suezmax Tanker [Member]
Purchase and Sale of Vessels [Abstract]
Purchase price of vessels				$ 66.0